Note 5 - Premises And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
5.    PREMISES AND EQUIPMENT

Major classifications of premises and equipment at December 31 are summarized as follows:

(Dollar amounts in thousands)	2012	2011

Land and land improvements	$1,885	$1,898
Building and leasehold improvements	9,427	9,131
Furniture, fixtures, and equipment	3,665	2,952
	14,977	13,981
Less accumulated depreciation and amortization	6,307	5,717

Total	$8,670	$8,264

Depreciation charged to operations was $591,000 in 2012, $499,000 in 2011, and $542,000 in 2010.